Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share (Tables) [Abstract]
Computation of basic and diluted earnings per share

	Year Ended December 31,
	2012	2011	2010
Numerator for basic and diluted earnings
per share - net income attributable to
common stockholders	$221,884	$157,108	$106,882

Denominator for basic earnings per
share: weighted-average shares	224,343	173,741	127,656
Effect of dilutive securities:
Employee stock options	231	176	125
Non-vested restricted shares	312	246	420
Convertible senior unsecured notes	1,067	238	7
Dilutive potential common shares	1,610	660	552
Denominator for diluted earnings per
share: adjusted-weighted average shares	225,953	174,401	128,208

Basic earnings per share	$0.99	$0.90	$0.84
Diluted earnings per share	$0.98	$0.90	$0.83